Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net
8.	Accounts receivable, net

	December 31, 2024	December 31, 2023
Accounts receivable	$33,135,718	$14,563,153
Less: Allowance for ECL	(7,465,561)	(13,114,951)
	$25,670,157	$1,448,202

a)	The aging analysis of accounts receivable is as follows:

	December 31, 2024	December 31, 2023
Not past due	$514,854	$3,937,838
Up to 90 days	25,147,001	2,938,974
91 to 180 days	105,571	1,831,323
181 to 365 days	4,290	3,100,633
Over 365 days	7,364,002	2,754,385
	$33,135,718	$14,563,153

The above aging analysis was based on days overdue.

b)	As of December 31, 2024 and 2023, accounts receivable were all from contracts with customers.

c)	As of December 31, 2024 and 2023, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the Group’s accounts receivable were $25,670,157 and $1,448,202, respectively.

d)	Information relating to credit risk of accounts receivable is provided in Note 42.